Income Taxes - Components of Deferred Taxes (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Allowance for doubtful accounts	$ 328	$ 499
Accrued liabilities not deducted for tax purposes	3,358	3,431
Net operating loss carry forwards	18,803	19,522
Tax credit carry forwards	693	1,140
Charitable contributions carry forward	4	5
Investment in partnerships	367	382
Gross deferred tax assets	23,553	24,979
Less: valuation allowance	(20,997)	(22,902)
Net deferred tax assets	2,556	2,077
Deferred tax liabilities:
Intangibles	(5,443)	(5,898)
Property, plant and equipment	(911)	(701)
Undistributed earnings of foreign subsidiaries	(1,056)	(1,191)
Gross deferred tax liabilities	(7,410)	(7,790)
Net deferred tax liabilities	$ (4,854)	$ (5,713)